Stockholders’ Equity - Schedule of Restricted Stock Unit Activity (Details) - $ / shares		9 Months Ended
	Apr. 06, 2021	Sep. 30, 2021
Number of Shares
Granted (in shares)	1,183,871
Restricted Stock Units (RSUs)
Number of Shares
Beginning balance (in shares)		0
Granted (in shares)		1,199,315
Vested (in shares)		(195,652)
Forfeited (in shares)		(14,011)
Ending balance (in shares)		989,652
Grant Date Fair Value
Beginning balance (in dollars per share)		$ 0
Granted (in dollars per share)		23.19
Vested (in dollars per share)		23.00
Forfeited (in dollars per share)		23.00
Ending balance (in dollars per share)		$ 23.23